Submission	Sep. 12, 2024
Submission [Line Items]
Central Index Key	0001440972
Registrant Name	Lithium Americas (Argentina) Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES